REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM


To the Board of Trustees of
EntrepreneurShares Series Trust
and the Shareholders of ERShares
Global Fund, ERShares US Small Cap
Fund,
and ERShares US Large Cap Fund


In planning and performing our audits of the financial statements ERShares
Global Fund, ERShares US Small Cap
Fund, and ERShares US Large Cap
Fund, each a series of shares of
beneficial interest in
EntrepreneurShares Series Trust (the
Funds), as of June 30, 2020, and for
the year then ended, in accordance with
the standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Funds internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAP). A funds internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund;
and (3) provide reasonable assurance
regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.




Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness, as defined above, as of June 30, 2020.

This report is intended solely for the
information and use of management and
the shareholders of ERShares Global
Fund, ERShares US Small Cap Fund,
and ERShares US Large Cap Fund, the
Board of Trustees of
EntrepreneurShares Series Trust and
the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ BBD, LLP

BBD, LLP


Philadelphia, Pennsylvania
August 27, 2020